Revenue - Summary Of Receivables, Contract Assets And Contract Liabilities (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables from contracts with customers [abstract]
Receivables, which are included in "Trade and other receivables"	₽ 52,462	₽ 32,858
Contract liabilities	₽ 2,367,416	₽ 2,072,640